Assets held for sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 01, 2023	Jul. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Assets held for sale			$ 56,001
Gain on asset grouping sold to a related party	$ 0	$ 16,334	0
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Cumulative foreign exchange loss			$ 1,392	$ 6,636
Trade and other receivables					$ 85,542